Average Annual Total Returns{- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Utilities Fund	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	(6.23%)	10.54%	9.91%	(6.69%)	9.52%	8.98%	(3.37%)	8.25%	7.98%	(4.27%)	10.74%	9.86%	(2.24%)	11.01%	9.75%	(0.26%)	12.16%	10.88%	(0.11%)		7.97%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	(0.74%)	11.43%	11.27%

[1]	(a)Since inception October 2, 2018.